Changes in Benefit Obligations and Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	$ 324.6	$ 357.0
Service cost	8.3	9.9
Interest cost	14.6	14.4
Change in discount rate	25.9	(47.6)
Experience	5.9	9.6
Other assumption changes	(6.5)	(1.0)
Plan amendments		0.3
Benefits paid	(11.6)	(18.0)
Benefit obligation at end of year	361.2	324.6	$ 357.0
Fair value of plan assets at beginning of year	240.0	253.8
Actual return on plan assets	21.3	(2.5)
Company contributions	6.8	6.7
Benefits paid	(11.6)	(18.0)
Fair value of plan assets at end of year	256.5	240.0	253.8
Funded status recognized in the balance sheet	(104.7)	(84.6)
Non-U.S. Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	215.8	237.3
Service cost	14.9	14.4	13.5
Interest cost	7.0	7.0	8.2
Change in discount rate	21.4	(9.7)
Experience	(2.0)	(7.7)
Other assumption changes	0.5	(2.2)
Plan participants' contributions	0.1	0.2
Plan amendments	2.1	0.2
Benefits paid	(8.7)	(8.4)
Curtailments	(6.9)	(0.8)
Special termination benefits	0.1	0.1
Acquisition	35.3
Other	(0.3)	(0.2)
Translation difference	(18.7)	(14.4)
Benefit obligation at end of year	260.6	215.8	237.3
Fair value of plan assets at beginning of year	103.4	108.0
Actual return on plan assets	12.1	(1.4)
Company contributions	9.8	9.6
Plan participants' contributions	0.1	0.1
Benefits paid	(8.7)	(8.4)
Settlements	(0.6)
Acquisition	25.9
Other	(0.3)	(0.2)
Translation difference	(13.9)	(4.3)
Fair value of plan assets at end of year	127.8	103.4	$ 108.0
Funded status recognized in the balance sheet	$ (132.8)	$ (112.4)